Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2022
Motor Vehicles [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of the capitalized development costs	3 years
Bottom of Range [Member] | Building [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of the capitalized development costs	1 year
Top of Range [Member] | Building [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of the capitalized development costs	8 years